SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

NOTE 18: — SHARE-BASED COMPENSATION

In May 2022 as part of the Group Restructuring, the Company established the Freightos 2022 Long-term Incentive Plan (the “2022 Plan”), which is intended to be a successor to the Company’s 2012 Global Incentive Option Scheme (the “2012 Plan”), such that no additional stock awards will be granted under the 2012 Plan. Any shares that otherwise remained available for future grants under the 2012 Plan ceased to be available under the 2012 Plan and will not be available for grants under the 2022 Plan. In addition, Freightos-HK assigned to the Company all rights, obligations and liabilities under the 2012 Plan and all options to purchase Freightos-HK Ordinary shares that were granted under the 2012 Plan, whether vested or unvested, have been converted into and became options to purchase an identical number of Ordinary shares of the Company under the 2022 Plan.

As of December 31, 2022, the Company’s Board of Directors approved an aggregate amount of 8,026,159 share options for grant to employees and consultants of the Group. Out of this amount, an aggregate amount of 1,531,105 share options were exercised into the Company’s Ordinary shares through December 31, 2022. The unallocated pool as of December 31, 2022, December 31, 2021 and December 31, 2020 consisted of 1,208,170, 295,897 and 101,722 share options, respectively.

The fair value of share-based awards, granted in 2022, 2021 and 2020, was estimated using the Black-Scholes option-pricing model with the following assumptions:

Year ended December 31
	2022	2021	2020
Weighted average expected term (years)	5.59-7.23	5.00-6.11	5.95-6.11
Interest rate	1.89%-4.25%	0.64%-1.34%	0.38%-1.71%
Volatility	51%-54%	51%-52%	45%-51%
Dividend yield	—	—	—

The expected life of the share options is based on the midpoints between the available exercise dates (the end of the vesting periods) and the last available exercise date (the contracted expiry date), as adequate historical experience is still not available to provide a reasonable estimate.

NOTE 18: — SHARE-BASED COMPENSATION (cont.)

The share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss as follows:

	Year ended December 31,
	2022	2021	2020
Cost of revenue	$290	$98	$95
Research and development	349	184	208
Selling and marketing	524	348	262
General and administrative	743	305	257
	$1,906	$935	$822

The changes in outstanding share options were as follows:

	Year ended December 31,
	2022		2021		2020
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price
		$		$		$
Options at beginning of year	3,854,974	1.61	3,456,165	1.07	3,332,160	0.92
Granted	2,092,904	5.76	786,636	3.75	1,158,058	1.32
Exercised	(275,055)	0.77	(110,738)	0.91	(426,575)	0.44
Forfeited	(385,939)	2.82	(277,089)	1.24	(607,478)	1.15
Options outstanding at end of year	5,286,884	3.21	3,854,974	1.61	3,456,165	1.07
Options exercisable at end of year	2,457,312	1.34	2,246,011	1.00	1,834,542	0.90

Based on the above inputs, the weighted average fair value of the options granted in the years ended December 31, 2022 and 2021, was determined at $3.05 and $1.93 per option, respectively.

The weighted average remaining contractual life for the share options outstanding as of December 31, 2022 was 7.28 years (as of December 31, 2021: 6.88 years).

The range of exercise prices for share options outstanding as of December 31, 2022 was $0.00 — $8.30 (as of December 31, 2021 was $0.00 — $4.17).